Note 4 - Discontinued Operations (Details) - Discontinued Operations - Income Statement - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain (loss) on disposal	$ (4,058)
Net earnings (loss) from discontinued operations attributable to Company		$ 1,104	$ 23,807	$ 3,280
Net earnings (loss) per share from discontinued operations
Basic (in Dollars per share)		$ 0.03	$ 0.66	$ 0.10
Diluted (in Dollars per share)		$ 0.03	$ 0.65	$ 0.10
Field Asset Services [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		$ 479,636	$ 1,132,002	$ 1,038,087
Cost of revenues		340,941	800,046	731,203
Selling, general and administrative expenses		106,894	249,481	221,520
Depreciation		7,566	17,634	15,605
Amortization of intangible assets		4,253	8,744	23,606
Acquisition-related items		214	723	655
Operating earnings		19,768	55,374	45,498
Interest expense, net		993	6,932	12,826
Other expense		147	255	27
Earnings before income tax		18,628	48,187	32,645
Income tax expense		9,216	13,593	9,823
Net operating earnings from discontinued operations		9,412	34,594	22,822
Net gain (loss) on disposal			2,756	(4,058)
Net earnings from discontinued operations		9,412	37,350	18,764
Non-controlling interest share of earnings		4,566	3,426	1,480
Non-controlling interest redemption increment		3,742	10,117	14,004
Net earnings (loss) from discontinued operations attributable to Company		$ 1,104	$ 23,807	$ 3,280
Net earnings (loss) per share from discontinued operations
Basic (in Dollars per share)		$ 0.03	$ 0.66	$ 0.10
Diluted (in Dollars per share)		$ 0.03	$ 0.65	$ 0.10